Fair Value	6 Months Ended
Sep. 30, 2023
Fair Value Disclosures [Abstract]
Fair Value	FAIR VALUE
For a discussion and explanation of the MUFG Group’s valuation methodologies for assets and liabilities measured at fair value and the fair value hierarchy, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2023. During the six months ended September 30, 2023, there were no changes to the MUFG Group’s valuation methodologies that had a material impact on the MUFG Group’s financial position and results of operations.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2023 and September 30, 2023:

	At March 31, 2023
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥19,098,208	¥12,746,415	¥1,182,319	¥33,026,942
Debt securities
Japanese national government and Japanese government agency bonds	6,092,523	329,502	—	6,422,025
Japanese prefectural and municipal bonds	—	279,168	—	279,168
Foreign government and official institution bonds	11,760,274	493,691	1,168	12,255,133
Corporate bonds	3,965	2,252,424	—	2,256,389
Residential mortgage-backed securities	—	4,978,709	—	4,978,709
Commercial mortgage-backed securities	—	4,627	—	4,627
Asset-backed securities	—	1,210,381	668,911	1,879,292
Other debt securities	—	—	334,124	334,124
Commercial paper	—	1,931,569	—	1,931,569
Equity securities(2)	1,241,446	1,266,344	178,116	2,685,906
Trading derivative assets	84,406	12,674,978	142,343	12,901,727
Interest rate contracts	40,013	7,311,689	93,833	7,445,535
Foreign exchange contracts	3,909	5,258,511	13,714	5,276,134
Equity contracts	40,484	28,617	20,659	89,760
Commodity contracts	—	17	9,908	9,925
Credit derivatives	—	76,144	3,801	79,945
Other(8)	—	—	428	428
Trading loans(3)	—	13,820	—	13,820
Investment securities:
Available-for-sale debt securities	25,236,359	10,250,511	253,932	35,740,802
Japanese national government and Japanese government agency bonds	23,292,055	2,754,548	—	26,046,603
Japanese prefectural and municipal bonds	—	2,759,941	—	2,759,941
Foreign government and official institution bonds	1,944,304	978,438	—	2,922,742
Corporate bonds	—	1,056,191	1,970	1,058,161
Residential mortgage-backed securities	—	1,110,239	15	1,110,254
Asset-backed securities	—	1,247,377	182,938	1,430,315
Other debt securities	—	343,777	69,009	412,786
Equity securities	4,362,017	101,576	74,761	4,538,354
Marketable equity securities	4,362,017	101,576	—	4,463,593
Nonmarketable equity securities(4)	—	—	74,761	74,761
Other(5)	1,535,446	848,596	92,251	2,476,293
Total	¥50,316,436	¥36,635,896	¥1,745,606	¥88,697,938

	At March 31, 2023
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥232,287	¥2,620	¥—	¥234,907
Trading derivative liabilities	163,129	13,718,992	61,247	13,943,368
Interest rate contracts	85,641	8,566,043	45,204	8,696,888
Foreign exchange contracts	1,679	5,013,909	2,369	5,017,957
Equity contracts	75,809	48,953	3,731	128,493
Commodity contracts	—	—	9,817	9,817
Credit derivatives	—	90,087	62	90,149
Other(8)	—	—	64	64
Obligation to return securities received as collateral(6)	6,664,578	158,763	68,204	6,891,545
Other(7)	—	313,482	73,663	387,145
Total	¥7,059,994	¥14,193,857	¥203,114	¥21,456,965

	At September 30, 2023
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥15,816,502	¥14,709,285	¥1,816,498	¥32,342,285
Debt securities
Japanese national government and Japanese government agency bonds	6,491,075	497,522	—	6,988,597
Japanese prefectural and municipal bonds	—	211,107	—	211,107
Foreign government and official institution bonds	7,754,392	792,052	150	8,546,594
Corporate bonds	—	2,660,321	—	2,660,321
Residential mortgage-backed securities	—	5,585,266	—	5,585,266
Asset-backed securities	—	1,246,481	1,118,759	2,365,240
Other debt securities	—	2,135	517,349	519,484
Commercial paper	—	2,428,377	—	2,428,377
Equity securities(2)	1,571,035	1,286,024	180,240	3,037,299
Trading derivative assets	143,551	18,330,520	71,219	18,545,290
Interest rate contracts	55,656	11,071,557	23,369	11,150,582
Foreign exchange contracts	4,661	7,159,046	11,989	7,175,696
Equity contracts	83,234	50,814	15,589	149,637
Commodity contracts	—	476	18,548	19,024
Credit derivatives	—	48,610	1,449	50,059
Other(8)	—	17	275	292
Trading loans(3)	—	22,996	—	22,996
Investment securities:
Available-for-sale debt securities	23,749,188	8,281,883	341,708	32,372,779
Japanese national government and Japanese government agency bonds	21,647,505	2,158,975	—	23,806,480
Japanese prefectural and municipal bonds	—	1,435,996	—	1,435,996
Foreign government and official institution bonds	2,101,683	1,045,758	—	3,147,441
Corporate bonds	—	994,968	2,193	997,161
Residential mortgage-backed securities	—	1,190,307	15	1,190,322
Asset-backed securities	—	1,060,851	272,720	1,333,571
Other debt securities	—	395,028	66,780	461,808
Equity securities	4,934,283	81,667	82,488	5,098,438
Marketable equity securities	4,934,283	81,568	—	5,015,851
Nonmarketable equity securities(4)	—	99	82,488	82,587
Other(5)	854,305	962,406	120,275	1,936,986
Total	¥45,497,829	¥42,388,757	¥2,432,188	¥90,318,774

	At September 30, 2023
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥81,006	¥6,877	¥—	¥87,883
Trading derivative liabilities	106,471	20,064,626	56,184	20,227,281
Interest rate contracts	28,508	12,746,145	34,249	12,808,902
Foreign exchange contracts	4,886	7,195,310	2,290	7,202,486
Equity contracts	73,077	51,854	530	125,461
Commodity contracts	—	—	18,592	18,592
Credit derivatives	—	71,307	252	71,559
Other(8)	—	10	271	281
Obligation to return securities received as collateral(6)	6,602,613	219,257	73,257	6,895,127
Other(7)	—	268,535	28,932	297,467
Total	¥6,790,090	¥20,559,295	¥158,373	¥27,507,758

Notes:	(1)Includes securities measured under the fair value option.

(2)Excludes certain investments valued at net asset value of private equity funds whose fair values at March 31, 2023 were ¥225,972 million and those at September 30, 2023 were ¥267,084 million, respectively. The amounts of unfunded commitments related to these private equity funds at March 31, 2023 were ¥172,562 million, and those at September 30, 2023 were ¥230,396 million, respectively. For the nature and details of these investments, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2023.

(3)Includes loans measured under the fair value option.

(4)Excludes certain investments valued at net asset value of real estate funds and private equity and other funds whose fair values at March 31, 2023 were ¥29,308 million and ¥51,458 million, respectively, and those at September 30, 2023 were ¥32,322 million and ¥57,383 million, respectively. The amounts of unfunded commitments related to these real estate funds and private equity and other funds at March 31, 2023 were ¥1,305 million and nil, respectively, and those at September 30, 2023 were ¥1,018 million and ¥250 million, respectively. For the nature and details of these investments, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2023.

(5)Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions.
(6)Included in Other liabilities.
(7)Mainly includes other short-term borrowings, long-term debt and bifurcated embedded derivatives carried at fair value.
(8)Includes certain derivatives such as earthquake derivatives.
Changes in Level 3 Recurring Fair Value Measurements
The following tables present a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the six months ended September 30, 2022 and 2023. The determination to classify a financial instrument within Level 3 is based upon the significance of the unobservable inputs to overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 input, observable inputs (inputs that are actively quoted and can be validated to external sources). Accordingly, the gains and losses in the tables below include changes in fair value due in part to observable inputs used in the valuation techniques.

		Total gains (losses) for the period												Change in unrealized gains (losses) for assets and liabilities still held at September 30, 2022
	March 31, 2022	Included in earnings		Included in other comprehensive income	Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3		September 30, 2022
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥797,997	¥125,172	(2)	¥—	¥333,302	¥—	¥(21,408)	¥(9,255)	¥—		¥(877)		¥1,224,931	¥121,950	(2)
Debt securities
Foreign government and official institution bonds	1,711	57		—	5,712	—	(5,765)	(250)	—		(194)		1,271	5
Corporate bonds	683	—		—	—	—	—	—	—		(683)		—	—
Asset-backed securities	315,231	72,667		—	324,375	—	(15,636)	(259)	—		—		696,378	71,580
Other debt securities	313,166	44,986		—	—	—	—	—	—		—		358,152	44,986
Equity securities	167,206	7,462		—	3,215	—	(7)	(8,746)	—		—		169,130	5,379
Trading derivatives—net	71,089	(24,159)	(2)	1,775	612	(334)	—	(19,889)	20,791		(25,003)		24,882	(21,160)	(2)
Interest rate contracts—net	37,493	(39,744)		30	—	—	—	(1,901)	20,612	(5)	(25,017)	(5)	(8,527)	(33,999)
Foreign exchange contracts—net	7,463	3,509		392	—	—	—	(4,200)	179		56		7,399	1,705
Equity contracts—net	23,420	10,723		1,355	19	—	—	(13,639)	—		(42)		21,836	9,785
Commodity contracts—net	(45)	26		(2)	—	—	—	(5)	—		—		(26)	27
Credit derivatives—net	2,729	1,236		—	—	—	—	(144)	—		—		3,821	1,232
Other—net(8)	29	91		—	593	(334)	—	—	—		—		379	90
Investment securities:
Available-for-sale debt securities	212,936	(1,096)	(3)	30,227	170,610	—	—	(141,788)	1,405		—		272,294	23,794	(3)
Foreign government and official institution bonds	11,890	—		(925)	128	—	—	(11,093)	—		—		—	—
Corporate bonds	3,089	(42)		210	1,824	—	—	(57)	1,255		—		6,279	165
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Asset-backed securities	124,379	(1,125)		21,490	168,312	—	—	(130,638)	—		—		182,418	14,106
Other debt securities	73,563	71		9,452	346	—	—	—	150		—		83,582	9,523
Equity securities	55,883	1,881	(3)	495	9,884	—	(1,336)	(806)	2,855		(236)		68,620	1,737	(3)
Nonmarketable equity securities	55,883	1,881		495	9,884	—	(1,336)	(806)	2,855		(236)		68,620	1,737
Other	4,912	357	(7)	(3)	89,081	—	—	(111)	1,925		—		96,161	357	(7)
Assets held for sale	76,918	3,928	(9)	13,071	1,120	—	(1,158)	(9,254)	—		—		84,625	15,113	(9)
Investment securities	65,262	(1,261)		10,114	93	—	(1,158)	(9,254)	—		—		63,796	7,456
Other	11,656	5,189		2,957	1,027	—	—	—	—		—		20,829	7,657
Total	¥1,219,735	¥106,083		¥45,565	¥604,609	¥(334)	¥(23,902)	¥(181,103)	¥26,976		¥(26,116)		¥1,771,513	¥141,791
Liabilities
Obligation to return securities received as collateral	¥—	¥—		¥—	¥—	¥73,595	¥—	¥—	¥—		¥—		¥73,595	¥—
Other	16,463	54,070	(4)	(10,269)	—	54,527	—	(19,043)	116,892	(6)	(3,554)	(6)	121,484	58,483	(4)
Total	¥16,463	¥54,070		¥(10,269)	¥—	¥128,122	¥—	¥(19,043)	¥116,892		¥(3,554)		¥195,079	¥58,483

		Total gains (losses) for the period												Change in unrealized gains (losses) for assets and liabilities still held at September 30, 2023
	March 31, 2023	Included in earnings		Included in other comprehensive income	Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3		September 30, 2023
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,182,319	¥149,674	(2)	¥—	¥494,881	¥—	¥(626)	¥(9,895)	¥145		¥—		¥1,816,498	¥148,307	(2)
Debt securities
Foreign government and official institution bonds	1,168	122		—	7	—	(7)	(1,140)	—		—		150	(1)
Asset-backed securities	668,911	108,122		—	345,917	—	—	(4,191)	—		—		1,118,759	107,898
Other debt securities	334,124	42,225		—	141,000	—	—	—	—		—		517,349	42,225
Equity securities	178,116	(795)		—	7,957	—	(619)	(4,564)	145		—		180,240	(1,815)
Trading derivatives—net	81,096	(12,416)	(2)	1,836	4	(355)	—	(10,117)	10,271		(55,284)		15,035	(14,426)	(2)
Interest rate contracts—net	48,629	(16,890)		(1,036)	—	—	—	1,267	10,595	(5)	(53,445)	(5)	(10,880)	(18,757)
Foreign exchange contracts—net	11,345	(2,797)		999	—	—	—	417	(324)		59		9,699	(2,220)
Equity contracts—net	16,928	8,065		1,874	4	—	—	(11,696)	—		(116)		15,059	7,327
Commodity contracts—net	91	(128)		(1)	—	—	—	(6)	—		—		(44)	(128)
Credit derivatives—net	3,739	(661)		—	—	—	—	(99)	—		(1,782)		1,197	(648)
Other—net(8)	364	(5)		—	—	(355)	—	—	—		—		4	—
Investment securities:
Available-for-sale debt securities	253,932	1,677	(3)	20,568	205,826	—	—	(140,321)	26		—		341,708	18,299	(3)
Corporate bonds	1,970	(2)		203	—	—	—	(4)	26		—		2,193	201
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Asset-backed securities	182,938	1,597		15,841	205,611	—	—	(133,267)	—		—		272,720	13,492
Other debt securities	69,009	82		4,524	215	—	—	(7,050)	—		—		66,780	4,606
Equity securities	74,761	3,385	(3)	408	5,870	—	(1,474)	—	—		(462)		82,488	2,503	(3)
Nonmarketable equity securities	74,761	3,385		408	5,870	—	(1,474)	—	—		(462)		82,488	2,503
Other	92,251	(37)	(7)	154	27,955	—	—	(48)	—		—		120,275	(37)	(7)
Total	¥1,684,359	¥142,283		¥22,966	¥734,536	¥(355)	¥(2,100)	¥(160,381)	¥10,442		¥(55,746)		¥2,376,004	¥154,646
Liabilities
Obligation to return securities received as collateral	¥68,204	¥—		¥—	¥—	¥5,053	¥—	¥—	¥—		¥—		¥73,257	¥—
Other	73,663	(24,475)	(4)	(5,791)	—	23,080	—	(54,619)	5,147	(6)	(48,605)	(6)	28,932	(6,980)	(4)
Total	¥141,867	¥(24,475)		¥(5,791)	¥—	¥28,133	¥—	¥(54,619)	¥5,147		¥(48,605)		¥102,189	¥(6,980)

Notes:	(1)Includes Trading securities measured under the fair value option.
(2)Included in Trading account losses—net and Foreign exchange losses—net.
(3)Included in Investment securities gains (losses)—net and Other comprehensive income (loss), net of tax.
(4)Included in Trading account losses—net and Other comprehensive income (loss), net of tax.

(5)For the six months ended September 30, 2022 and 2023, transfers into Level 3 for Interest rate contracts—net were mainly caused by changes in the impact of unobservable input to the entire fair value measurement. Unobservable inputs include loss given default. Transfers out of Level 3 for Interest rate contracts—net were mainly caused by changes in the impact of unobservable inputs to the fair value measurement of the multi-callable swaps.

(6)Transfers into (out of) Level 3 for long-term debt in Other were mainly caused by the decrease (increase) in the observability of the key inputs to the valuation models and a corresponding increase (decrease) in the significance of the unobservable inputs.

(7)Included in Fees and commissions income and Other non-interest income.
(8)Includes certain derivatives such as earthquake derivatives.
(9)Included in Investment securities gains (losses)—net, Trading account losses—net, Fees and commissions income and Other comprehensive income (loss), net of tax.

Quantitative Information about Level 3 Fair Value Measurements
The following tables present information on the valuation techniques, significant unobservable inputs and their ranges for each major category of assets and liabilities measured at fair value on a recurring basis and classified in Level 3:

At March 31, 2023	Fair value(1)	Valuation technique	Significant unobservable inputs	Range			Weighted average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Residential mortgage-backed securities and Asset-backed securities	¥101,014	Discounted cash flow	Recovery rate	100.0%			100.0%
	591,515	Internal model(4)	Asset correlations	3.0%			3.0%
			Discount factor	2.0%	~	2.3%	2.0%
			Prepayment rate	13.1%			13.1%
			Probability of default	0.0%	~	99.0%	—	(3)
			Recovery rate	72.2%			72.2%
Other debt securities	385,046	Discounted cash flow	Liquidity premium	0.9%	~	3.2%	2.8%

At March 31, 2023	Fair value(1)	Valuation technique	Significant unobservable inputs	Range			Median(2)
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	48,209	Option model	Correlation between interest rates	30.0%	~	60.6%	44.4%
			Correlation between interest rate and foreign exchange rate	2.0%	~	60.0%	36.6%
			Volatility	70.3%	~	106.7%	80.1%
Foreign exchange contracts—net	11,345	Option model	Correlation between interest rates	30.0%	~	70.0%	50.6%
			Correlation between interest rate and foreign exchange rate	14.3%	~	60.0%	36.8%
			Correlation between foreign exchange rates	50.0%	~	70.6%	66.4%
			Volatility	10.6%	~	23.0%	15.6%
Equity contracts—net	3,316	Option model	Correlation between foreign exchange rate and equity	(58.4)%	~	55.0%	15.0%
			Correlation between equities	5.6%	~	95.0%	54.1%
			Volatility	28.0%	~	37.0%	32.2%
	13,612	Discounted cash flow	Term of litigation	0.1 years	~	1.0 year	0.5 years

At September 30, 2023	Fair value(1)	Valuation technique	Significant unobservable inputs	Range			Weighted average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Residential mortgage-backed securities and Asset-backed securities	¥111,944	Discounted cash flow	Recovery rate	100.0%			100.0%
	1,031,791	Internal model(4)	Asset correlations	3.0%			3.0%
			Discount factor	1.8%	~	2.0%	1.8%
			Prepayment rate	13.9%			13.9%
			Probability of default	0.0%	~	99.0%	—	(3)
			Recovery rate	57.7%			57.7%
Other debt securities	565,788	Discounted cash flow	Liquidity premium	0.9%	~	3.2%	2.8%

At September 30, 2023	Fair value(1)	Valuation technique	Significant unobservable inputs	Range			Median(2)
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	(10,880)	Option model	Correlation between interest rates	30.0%	~	60.3%	43.6%
			Correlation between interest rate and foreign exchange rate	1.3%	~	60.0%	36.2%
			Volatility	49.9%	~	72.2%	69.2%
Foreign exchange contracts—net	9,699	Option model	Correlation between interest rates	30.0%	~	70.0%	51.0%
			Correlation between interest rate and foreign exchange rate	20.0%	~	60.0%	37.0%
			Correlation between foreign exchange rates	50.0%		70.6%	66.4%
			Volatility	10.6%	~	21.9%	14.5%
Equity contracts—net	7,589	Option model	Correlation between foreign exchange rate and equity	(58.4)%	~	30.0%	10.0%
			Correlation between equities	5.8%	~	95.0%	53.1%
			Volatility	28.5%	~	37.0%	33.6%
	7,470	Discounted cash flow	Term of litigation	0.3 years	~	0.8 years	0.5 years

Notes:	(1)The fair value as of March 31, 2023 and September 30, 2023 excludes the fair value of investments valued using vendor prices.
(2)Weighted average is calculated by weighing each input by the relative fair value of the respective financial instruments for investment securities. Median is used for derivative instruments.
(3)See “Probability of default” in “Change in and range of unobservable inputs” in Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2023.

(4)For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities” in Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2023.

Changes in and range of unobservable inputs
For a discussion of the impact on fair value of changes in unobservable inputs and the relationships between unobservable inputs as well as a description of attributes of the underlying instruments and external market factors that affect the range of inputs used in the valuation of the MUFG Group’s Level 3 financial instruments, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2023.
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Certain assets and liabilities may be measured at fair value on a nonrecurring basis in periods subsequent to their initial recognition. These assets are subject to fair value adjustments that result from the application of the lower of cost or fair value accounting, write-downs of individual assets or the measurement alternative for nonmarketable equity securities. See Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2023 for further information on assets and liabilities measured at fair value on a nonrecurring basis.
The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2023 and September 30, 2023:

	March 31, 2023				September 30, 2023
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)(2)	¥—	¥13,366	¥13,271	¥26,637	¥—	¥9,560	¥44,882	¥54,442
Loans	1,917	3,388	611,055	616,360	2,389	4,222	745,699	752,310
Loans held for sale	—	—	439,361	439,361	—	—	584,558	584,558
Collateral dependent loans	1,917	3,388	171,694	176,999	2,389	4,222	161,141	167,752
Premises and equipment	—	—	11,835	11,835	—	—	3,866	3,866
Intangible assets	—	—	309	309	—	—	5,063	5,063
Goodwill	—	—	184,364	184,364	—	—	—	—
Other assets	178,592	—	29,003	207,595	—	38,152	24,622	62,774
Investments in equity method investees(1)	178,592	—	12,472	191,064	—	33,222	1,740	34,962
Other	—	—	16,531	16,531	—	4,930	22,882	27,812
Total	¥180,509	¥16,754	¥849,837	¥1,047,100	¥2,389	¥51,934	¥824,132	¥878,455

Notes:
(1)Excludes certain investments valued at net asset value of ¥33,595 million and ¥11,184 million at March 31, 2023 and September 30, 2023, respectively. The unfunded commitments related to these investments are ¥23,029 million and ¥18,170 million at March 31, 2023 and September 30, 2023, respectively. These investments are in private equity funds. For the nature and details of private equity funds, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2023.

(2)Includes certain nonmarketable equity securities that are measured at fair value on a nonrecurring basis, including impairment and observable price change for nonmarketable equity securities measured under the measurement alternative.

The following table presents losses (gains) recorded as a result of changes in the fair value of assets measured at fair value on a nonrecurring basis for the six months ended September 30, 2022 and 2023:

	Losses (gains) for the six months ended September 30,
	2022	2023
	(in millions)
Investment securities	¥505	¥8,971
Loans	(66)	44,746
Loans held for sale	451	11,096
Collateral dependent loans	(517)	33,650
Premises and equipment	2,579	1,142
Intangible assets	849	11,433
Other assets	50,761	22,809
Investments in equity method investees	46,928	12,687
Other	3,833	10,122
Assets held for sale	209,107	—
Loans held for sale	209,107	—
Total(1)	¥263,735	¥89,101

Note:
(1)In addition to the above table, the assets and liabilities of MUFG Union Bank, which were transferred to U.S. Bancorp, were reclassified as held for sale. As a result, the disposal group was measured at the lower of carrying value or fair value less costs to sell. The impairment of assets held for sale of ¥134,141 million was recognized during the second half of the fiscal year ended March 31, 2022. However, the fair value less cost to sell exceeded the carrying value as of September 30, 2022, and the reversal of ¥134,141 million, which is included in Reversal of impairment of assets held for sale in the consolidated statements of operations through the six months ended September 30, 2022, was recognized.

Fair Value Option
For a discussion of the primary financial instruments for which the fair value option was previously elected, including the basis for those, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2023.
The following table presents the gains or losses recorded for the six months ended September 30, 2022 and 2023 related to the eligible instruments for which the MUFG Group elected the fair value option:

	Six months ended September 30,
	2022			2023
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Trading account securities	¥(1,434,189)	¥2,339,864	¥905,675	¥(596,477)	¥1,762,384	¥1,165,907
Total	¥(1,434,189)	¥2,339,864	¥905,675	¥(596,477)	¥1,762,384	¥1,165,907
Financial liabilities:
Other short-term borrowings(1)	¥(3,295)	¥—	¥(3,295)	¥2,592	¥—	¥2,592
Long-term debt(1)	57,444	—	57,444	(5,617)	—	(5,617)
Total	¥54,149	¥—	¥54,149	¥(3,025)	¥—	¥(3,025)

Note:	(1)Change in value attributable to the instrument-specific credit risk related to those financial liabilities are not material.
The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2023 and September 30, 2023 for long-term debt instruments for which the fair value option has been elected:

	March 31, 2023			September 30, 2023
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial liabilities:
Long-term debt	¥501,982	¥431,338	¥(70,644)	¥363,840	¥339,840	¥(24,000)
Total	¥501,982	¥431,338	¥(70,644)	¥363,840	¥339,840	¥(24,000)
Interest income and expense related to the assets and liabilities for which the fair value option is elected are measured based on the contractual rates and dividend income related to these assets are recognized when the shareholder right to receive the dividend is established. These interest income and expense and dividend income are reported in the accompanying condensed consolidated statements of operations as either interest income or expense, depending on the nature of the related asset or liability.
Estimated Fair Value of Financial Instruments
The following is a summary of carrying amounts and estimated fair values by level within the fair value hierarchy of financial instruments which are not carried at fair value on a recurring basis in the accompanying condensed consolidated balance sheets as of March 31, 2023 and September 30, 2023:

	At March 31, 2023
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥60,051	¥60,051	¥60,051	¥—	¥—
Interest-earning deposits in other banks	53,990	53,990	—	53,990	—
Call loans and funds sold	1,802	1,802	—	1,802	—
Receivables under resale agreements	14,059	14,059	—	14,059	—
Receivables under securities borrowing transactions	4,556	4,556	—	4,556	—
Investment securities	21,520	21,386	13,527	5,354	2,505
Loans, net of allowance for credit losses(1)	118,679	118,933	2	263	118,668
Other financial assets(2)	10,108	10,108	—	10,108	—
Financial liabilities:
Deposits
Non-interest-bearing	¥37,804	¥37,804	¥—	¥37,804	¥—
Interest-bearing	197,500	197,573	—	197,573	—
Total deposits	235,304	235,377	—	235,377	—
Call money and funds purchased	3,438	3,438	—	3,438	—
Payables under repurchase agreements	40,132	40,132	—	40,132	—
Payables under securities lending transactions	1,138	1,138	—	1,138	—
Due to trust account and other short-term borrowings	14,260	14,260	—	14,260	—
Long-term debt	38,704	37,928	—	37,928	—
Other financial liabilities	9,595	9,595	—	9,595	—

	At September 30, 2023
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥59,954	¥59,954	¥59,954	¥—	¥—
Interest-earning deposits in other banks	48,957	48,957	—	48,957	—
Call loans and funds sold	2,970	2,970	—	2,970	—
Receivables under resale agreements	16,370	16,370	—	16,370	—
Receivables under securities borrowing transactions	5,085	5,085	—	5,085	—
Investment securities	24,657	24,158	14,654	6,761	2,743
Loans, net of allowance for credit losses(1)	123,110	123,162	2	288	122,872
Other financial assets(2)	11,564	11,564	—	11,564	—
Financial liabilities:
Deposits
Non-interest-bearing	¥38,084	¥38,084	¥—	¥38,084	¥—
Interest-bearing	205,757	205,841	—	205,841	—
Total deposits	243,841	243,925	—	243,925	—
Call money and funds purchased	3,854	3,854	—	3,854	—
Payables under repurchase agreements	32,960	32,960	—	32,960	—
Payables under securities lending transactions	1,017	1,017	—	1,017	—
Due to trust account and other short-term borrowings	14,412	14,412	—	14,412	—
Long-term debt	40,186	39,045	—	39,045	—
Other financial liabilities	9,875	9,875	—	9,875	—

Notes:
(1)Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.

(2)Excludes investments in equity method investees of ¥3,482 billion and ¥3,950 billion at March 31, 2023 and September 30, 2023, respectively.
The fair values of certain off-balance sheet financial instruments held for purposes other than trading, including commitments to extend credit and commercial letters of credit, are estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the credit quality. The aggregate fair value of such instruments at March 31, 2023 and September 30, 2023 was not material.